Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net Income / ( Loss )	$ 836,728	$ (543,077)	$ (3,435,764)	$ (2,555,983)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	16,146	18,886	32,912	41,437
Bad debt expense			259,289	128,463
Gain on debt settlement	(368,098)	(239,865)	(399,181)
Shares issued for commitment fee			73,421
Shares issued for S1		10,000	0	0
Change in debt discount and Financing fees	412,407	298,462	516,710	86,756
Change in derivative liability	(1,745,369)	(119,359)	1,270,099	269,732
Changes in assets and liabilities:
(Increase) decrease in right of use asset	100,544	103,632	215,715	(822,284)
(Increase) decrease in lease liability	(97,965)	(101,011)	(209,613)	831,857
(Increase) decrease in accounts receivable	(33,020)	86,104	10,731	(909,460)
(Increase) decrease in inventory	(168,421)	63,926	72,384	81,690
(Decrease) increase in accounts payable	(322,518)	(68,572)	230,200	430,988
Other (Decrease) increase in accrued expenses	(364,718)	293,842	55,666	35,320
Other (Decrease) increase in accrued expenses related party	255,082	23,889	118,286	199,151
Other (Decrease) increase in deferred revenue		(14,750)	(14,750)	14,750
Other (Decrease) increase in customer deposits	30,000	(226,500)	(226,500)	(56,585)
Net Cash Provided by (Used In) Operating Activities	(1,449,202)	(414,393)	(1,430,395)	(2,224,168)
Cash Flows from Investing Activities
Purchase property plant and equipment				(8,000)
Cash Flows Used In Investing Activities				(8,000)
Cash Flows from Financing Activities
Bank Overdraft / (Repayment)		(1,480)	(1,480)	(4,370)
Payment on notes payable			(507,168)	(277,685)
Payment on notes payable related party			(35,000)	(375,000)
Payment on notes payable and lines of credit	(598,127)	(103,000)
Proceeds from notes payable	90,771	368,374
Proceeds from notes payable and lines of credit			1,150,502	598,024
Proceeds from notes payable related party		25,000	60,000	192,950
Stock issued for cash	3,584,511	125,000	1,171,020	2,099,199
Cash Flows Provided By Financing Activities	3,077,155	413,894	1,837,874	2,233,118
Net (Decrease) Increase in Cash and Cash Equivalents	1,627,953	(499)	407,479	950
Cash and Cash Equivalents at Beginning of Period	414,885	7,406	7,406	6,456
Cash and Cash Equivalents at End of Period	2,042,838	6,907	414,885	7,406
Supplemental Cashflow Information:
Interest Paid	101,027	142,184	200,671	543,220
Taxes Paid
Supplemental Non-Cash Disclosure
Discount on derivatives			413,113
Shares issued for preferred conversions			200,000	80,000
Shares issued for debt conversion conversions			$ 198,800